Exceptional items and remeasurements (Tables)	6 Months Ended
Sep. 30, 2023
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations

Six months ended 30 September 2023	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
Cost efficiency programme	(39)	—	(39)
Transaction, separation and integration costs¹	(11)	—	(11)
IFA1 fire insurance proceeds	92	—	92
Net gains on commodity contract derivatives	—	41	41
	42	41	83

Six months ended 30 September 2022²	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
Net gain on disposal of NECO	511	—	511
Cost efficiency programme	(61)	—	(61)
Transaction, separation and integration costs[1]	(65)	—	(65)
IFA1 fire insurance proceeds	33	—	33
Net gains on commodity contract derivatives	—	65	65
	418	65	483
1.Transaction, separation and integration costs represent the aggregate of distinct activities undertaken by the Group in the periods presented.
2.Comparative amounts have been re-presented to reflect the classification of the FAA option as held for sale and within discontinued operations.
Details of remeasurements, tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

Six months ended 30 September 2023	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations	42	41	83
Included within net finance costs (note 5)
Net gains on derivative financial instruments	—	34	34
Net losses on financial assets at fair value through profit and loss	—	(8)	(8)
	—	26	26
Included within share of post-tax results of joint ventures and associates
Net gains on financial instruments	—	12	12
	—	12	12

Total included within profit before tax from continuing operations	42	79	121
Tax on exceptional items and remeasurements	1	(21)	(20)
Total exceptional items and remeasurements after tax from continuing operations	43	58	101

Six months ended 30 September 2022¹	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations	418	65	483
Included within net finance costs (note 5)
Net gains on derivative financial instruments	—	140	140
Net losses on financial assets at fair value through profit and loss	—	(32)	(32)
	—	108	108
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	—	(19)	(19)
	—	(19)	(19)

Total included within profit before tax from continuing operations	418	154	572
Tax on exceptional items and remeasurements	(221)	(49)	(270)
Total exceptional items and remeasurements after tax from continuing operations	197	105	302
1.Comparative amounts have been re-presented to reflect the classification of the FAA option as held for sale and within discontinued operations.